Net Loss per Share - Schedule of Common Stock Equivalents Excluded from Calculation of Diluted Net Loss Per Share, as Including them Would have Anti-dilutive Effect (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock equivalents excluded from calculation of diluted net loss per share, as including them would have anti-dilutive effect	13,305	12,279	8,766
Shares Issuable Upon Conversion of the 2024 Convertible Notes [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock equivalents excluded from calculation of diluted net loss per share, as including them would have anti-dilutive effect	7,515	7,515	5,017
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock equivalents excluded from calculation of diluted net loss per share, as including them would have anti-dilutive effect	4,988	4,498	3,602
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock equivalents excluded from calculation of diluted net loss per share, as including them would have anti-dilutive effect	802	266	147